UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus
Growth Fund, Inc. and Master Focus Growth LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Focus Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Mutual Fund	(000)	Value
Master Focus Growth LLC	$ 1,605,827	$ 45,831,653
Total Investments (Cost - $43,150,943) - 100.1%		45,831,653
Liabilities in Excess of Other Assets - (0.1)%		(56,613)
Net Assets - 100.0%		$ 45,775,040

• Effective December 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 45,831,653
Level 3	-
Total	$ 45,831,653

Master Focus Growth LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 2.4%	Honeywell International, Inc.	32,600	$ 1,081,016
Airlines - 2.0%	Delta Air Lines, Inc. (a)	160,200	930,762
Beverages - 4.9%	The Coca-Cola Co.	45,400	2,231,864
Biotechnology - 3.3%	Celgene Corp. (a)	36,000	1,520,640
Communications Equipment - 6.8%	Cisco Systems, Inc. (a)	56,700	1,048,950
	QUALCOMM, Inc.	47,700	2,079,243
			3,128,193
Computers & Peripherals - 4.8%	Apple, Inc. (a)	16,200	2,200,122
Diversified Financial Services - 2.2%	JPMorgan Chase & Co.	27,700	1,022,130
Energy Equipment & Services - 2.6%	Transocean Ltd. (a)	14,700	1,168,356
Food & Staples Retailing - 3.9%	Wal-Mart Stores, Inc.	36,200	1,800,588
Health Care Equipment & Supplies - 1.5%	Boston Scientific Corp. (a)	75,200	706,880
Health Care Providers & Services - 5.6%	Medco Health Solutions, Inc. (a)	29,000	1,330,810
	UnitedHealth Group, Inc.	46,900	1,247,540
			2,578,350
Insurance - 2.4%	MetLife, Inc.	34,400	1,083,600
Internet & Catalog Retail - 2.5%	Amazon.com, Inc. (a)	14,800	1,154,252
Internet Software & Services - 4.9%	Google, Inc. Class A (a)	5,350	2,232,180
Machinery - 7.1%	Cummins, Inc.	33,400	1,083,162
	Danaher Corp.	35,700	2,154,495
			3,237,657
Metals & Mining - 3.7%	Agnico-Eagle Mines Ltd.	13,800	853,668
	Freeport-McMoRan Copper & Gold, Inc.
	Class B (a)	15,200	827,336
			1,681,004
Multiline Retail - 6.2%	J.C. Penney Co., Inc.	49,600	1,294,064
	Kohl's Corp. (a)	36,600	1,554,402
			2,848,466
Oil, Gas & Consumable Fuels - 7.3%	PetroHawk Energy Corp. (a)	62,200	1,567,440
	Petroleo Brasileiro SA (b)	40,500	1,783,215
			3,350,655
Pharmaceuticals - 5.2%	Abbott Laboratories	24,400	1,099,464
	Teva Pharmaceutical Industries Ltd. (b)	27,400	1,270,264
			2,369,728
Semiconductors & Semiconductor	Lam Research Corp. (a)	45,300	1,186,407
Equipment - 5.4%	PMC-Sierra, Inc. (a)	172,600	1,310,034
			2,496,441
Software - 9.5%	Activision Blizzard, Inc. (a)	106,100	1,281,688
	Check Point Software Technologies Ltd. (a)	43,300	1,011,055
	Oracle Corp.	51,400	1,006,926
	Salesforce.com, Inc. (a)	27,600	1,047,420
			4,347,089
Specialty Retail - 1.9%	Home Depot, Inc.	37,400	866,184
Wireless Telecommunication Services -	American Tower Corp. Class A (a)	43,500	1,386,345
3.0%
Total Long-Term Investments
	(Cost - $42,741,792) - 99.1%		45,422,502

Master Focus Growth LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, 0.535% (c)(d)	386,038	$ 386,038
Total Short-Term Securities
(Cost - $386,038) - 0.8%		386,038
Total Investments
(Cost - $43,127,830*) - 99.9%		45,808,540
Other Assets Less Liabilities - 0.1%		23,113
Net Assets - 100.0%		$ 45,831,653

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 43,081,507
Gross unrealized appreciation	$ 5,292,764
Gross unrealized depreciation	(2,565,731)
Net unrealized appreciation	$ 2,727,033

(a) Non-income producing security.
(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	386,038	$ 943
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (1,532,501)	$ 8,871

(d) Represents the current yield as of report date.
• For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Master Focus Growth LLC

Schedule of Investments May 31, 2009 (Unaudited)

• Effective December 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 45,808,540
Level 2	-
Level 3	-
Total	$ 45,808,540

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 15, 2009